Income Tax	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]

Note 21 - Income Tax

A.	Corporate tax rate

The corporate tax rate for 2017, 2018 and 2019 was 24%, 23% and 23%, respectively.

Deferred tax balances as at December 31, 2019 were calculated according to the new tax rates expected to apply on the date of reversal. The current taxes for the reported periods are calculated according to the actual tax rates as set out above.

B.	Composition of income tax expenses

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Current tax expenses
Expenses for the current year	438	311	401
Adjustments for prior years	54	(24)	(11)
Total current tax expenses	492	287	390

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	(54)	-	-
Derecognition of previously recognized deductible temporary differences	-	-	1,259
Reversal of temporary differences according to an assessment agreement	21	-	-
Creation and reversal of temporary differences	(112)	(346)	(176)
Total deferred tax expenses	(145)	(346)	1,083

Income tax expense	347	(59)	1,473

C.	Reconciliation between the theoretical tax on the pre-tax income and the tax expense

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Income (loss) before income tax	1,088	(1,918)	94
Statutory tax rate	24%	23%	23%
Income tax at the statutory tax rate	260	(441)	22

Expenses not recognized for tax purposes	48	54	42
Gain from debt restructuring not recognized for tax purposes	-	-	(41)
Current year tax losses and benefits for which deferred taxes were not created	29	26	27
Creation of deferred taxes for losses and benefits from prior years for which deferred taxes were not recorded in the past	-	-	(3)
Impairment of assets for which deferred taxes were not created	10	302	167
Derecognition of previously recognized deductible temporary differences	-	-	1,259
Income tax expenses (benefit)	347	(59)	1,473

D.	Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following items:

	Property,
	plant
	equipment,		Carry-	Brand
	and	Employee	forward	Names and
	intangible	benefits	losses for	Customers
	assets	plan	DBS	relationship	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Balance of deferred tax asset (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Recognized in profit or loss	(13)	101	93	184	(18)	347
Recognized in equity	-	2	-	-	(6)	(4)
Balance of deferred tax assets (liability) as at December 31, 2018	(336)	268	1,259	(304)	16	903
Balance of deferred tax asset (liability) as at December 31, 2018	(336)	268	1,259	(304)	16	903

Recognized in profit or loss	52	28	(1,259)	66	30	(1,083)
Recognized in equity	-	2	-	-	-	2
Balance of deferred tax assets (liability) as at December 31, 2019	(284)	298	-	(238)	46	(178)

E.	Unrecognized deferred tax assets or liabilities and carry-forward tax loss

As at December 31, 2019, the Group has tax losses carry forwards in the amount of NIS 5 billion (December 31, 2018: NIS 5 billion) and capital loss carry forwards in the amount of NIS 86 (December 31, 2018: NIS 51). The Group did not create deferred tax assets with respect to current losses and capital losses since their utilization is not probable. In addition, deferred taxes of NIS 216 related to impairment losses in DBS were not taken into account, since their utilization is not expected. The deductible temporary differences and tax losses do not expire under current tax legislation in Israel.

Following the acquisition of control in DBS by the Group, the Group recognized a deferred tax asset for carry forward losses for tax purposes in DBS, amounting to NIS 1,259. The approval from the Tax Authority for the utilization of the carry forward tax losses is subject to approval from the Ministry of Communications for cancellation of the structural separation between the two companies, and requires the extension from the Tax Authority for an additional year as from 2020 for every year until the actual merger takes place.

The Group wrote off the tax assets by way of revising the estimate and recognized tax expenses in the amount of NIS 1,259 in the income statement of 2019, since the Group’s assessment of the probability of using the tax asset was no longer more likely than not. For the purpose of assessing the probability of utilization of the tax asset, the Group considered, among other things, the absence of developments in its discussions with authorities and government agencies, various developments in recent months, and the effect of the passage of time.

In addition, the calculation of deferred taxes does not take into account the taxes that would be applicable in the case of disposal of investments in subsidiaries and associates, since the Group intends and is able to retain these investments. Deferred taxes in respect of a distribution of profit in subsidiaries and associates were also not taken into account since the dividends are not taxable.

F.	Final tax assessments

(1)	The Company has final tax assessments up to and including 2014.

(2)	Bezeq has final tax assessments up to and including 2014.

On September 15, 2016, parallel to signing the assessment agreement ending the disputes between Bezeq and the tax assessor that ended the dispute regarding the financing income for the shareholder loans to DBS, the Tax Authority granted approval for tax purposes of the merger of DBS with and into Bezeq in accordance with section 103(B) of the Income Tax Ordinance. According to the approval, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.

The approval was granted in accordance with the applicable tax laws in effect at the time. Without derogating from the amount of the losses set out in the assessment agreement, if there is any change in the applicable tax laws, the Tax Authority will reconsider the taxation decision in accordance with the tax laws applicable at the merger date. However, it is clarified that the approval is effective until December 31, 2019. The Income Tax Authority will extend the date of the approval each year by an additional year, subject to the declaration of Bezeq and DBS that there has been no material change in their business affairs and subject to the terms of the taxation decision, and subject to the interpretation given to the tax laws, provided that such interpretation is published in writing. Any change in the tax laws that does not require a change in the approval will not result in any such change.

On October 2, 2019, Bezeq received a letter from the Tax Authority (“the Approval”) extending, at Bezeq’s request, the validity of the tax decision for one year (until December 31, 2020). In the Approval, the Tax Authority clarified, among other things, that the Tax Authority has full authority to revoke the Approval if it emerges that as from the signing date of the Approval until December 31, 2019, there has been a material change in the business of Bezeq and DBS, that the extension of the validity of the tax decision refers to the tax decision of September 15, 2016 in the outline set out in the tax decision only, that it does not derogate from the Tax Authority’s authority not to extend the validity of the Approval beyond December 31, 2020, and that it does not contain any confirmation that the two companies are in compliance with the terms of the Approval.

The tax losses of DBS as at December 31, 2019 amount to NIS 5 billion.

2.	Pelephone has received final tax assessments up to and including 2014.

3.	Bezeq International has received final tax assessments up to and including 2015.

4.	DBS has received final tax assessments up to and including 2014.

5.	Walla! has received final tax assessments up to and including 2014.